SCHEDULE OF FINANCIAL RESTATEMENTS (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right of use asset	$ 2,127,646		$ 883,029			$ 275,208
Other current assets	478,902		127,542
Total Assets	8,965,681		5,082,549			9,705,529
Operating lease liabilities – current	329,278		279,176			151,627
Operating lease liabilities - non-current	1,828,955		628,274			132,488
Accrued expenses	518,776		506,381
Total Liabilities	3,140,394		1,909,191			910,269
Retained earnings	(4,935,634)		(2,293,648)
Total Equity	$ 5,825,287	$ 6,807,581	$ 3,173,358	$ 5,219,398	$ 5,331,874	$ 8,795,260	$ 14,011,048
Previously Reported [Member]
Right of use asset		799,739
Other current assets		180,328
Total Assets		8,455,666
Operating lease liabilities – current		236,343
Operating lease liabilities - non-current		592,587
Accrued expenses		390,461
Total Liabilities		1,648,085
Retained earnings		(3,534,238)
Total Equity		6,807,581
Revision of Prior Period, Adjustment [Member]
Right of use asset		324,352
Other current assets		104,106
Total Assets		428,458
Operating lease liabilities – current		44,453
Operating lease liabilities - non-current		280,924
Accrued expenses		106,954
Total Liabilities		432,331
Retained earnings		(3,873)
Total Equity		(3,873)
Revised [Member]
Right of use asset		1,124,091
Other current assets		284,434
Total Assets		8,884,124
Operating lease liabilities – current		280,796
Operating lease liabilities - non-current		873,511
Accrued expenses		497,415
Total Liabilities		2,080,416
Retained earnings		(3,538,111)
Total Equity		$ 6,803,708